Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Year	Amount
2025	$430,051
2026	253,103
2027	169,037
2028	106,388
2029	28,383
2030 to 2038	235,500
Minimum charter revenues	$1,222,462